TAX (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liability
Balance as of 1 January	$ 44.9	$ 45.0	$ 45.1
Addition from business combination	0.1	(0.1)	(0.1)
Deferred tax for the year	(0.1)	0.0	0.0
Balance as of 31 December	$ 44.9	$ 44.9	$ 45.0